                                                                                                                  February 16, 2010

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:     Wells Fargo Funds Trust
           Registration Statement on Form N-14
           File Number:  333-74295

Ladies and Gentlemen:

Pursuant to the Securities Act of 1933, as amended (the “Securities Act”) and the General Rules and Regulations thereunder, enclosed for filing electronically is the Registration Statement on Form N-14 of Wells Fargo Funds Trust (the "Trust").  This filing relates to the acquisition of the assets of:

-- Evergreen California Municipal Money Market Fund, a series of Evergreen Money Market Trust, by and in exchange for shares of Wells Fargo Advantage California Municipal Money Market Fund (an “Acquiring Fund”), a series of the Trust;

-- Evergreen Money Market Fund, a series of Evergreen Money Market Trust, by and in exchange for shares of Wells Fargo Advantage Money Market Fund (an “Acquiring Fund”), a series of the Trust; and

-- Evergreen Municipal Money Market Fund, a series of Evergreen Money Market Trust, by and in exchange for shares of Wells Fargo Advantage Municipal Money Market Fund (an “Acquiring Fund”), a series of the Trust;

The Prospectus/Proxy Statement which constitutes Part A of the Registration Statement will be used in connection with a special joint meeting of shareholders of Evergreen California Municipal Money Market Fund, Evergreen Money Market Fund and Evergreen Municipal Money Market Fund (the “Target Funds”), at which shareholders of the Target Funds will be asked to vote on the proposed acquisition of their fund by the respective Acquiring Funds listed above.  Included in the Registration Statement is the form of proxy that will be used in connection with such meeting of shareholders.

At this time, the Registrant respectively requests an effective date of March 18, 2010 pursuant to Rule 488 under the Securities Act.

No registration fee is being paid at the time of filing because the Trust has previously filed an election under Rule 24f-2 under the Investment Company Act of 1940, as amended, to register an indefinite number of shares.

Any questions or comments with respect to this filing may be directed to the undersigned at (617) 210-3662.

Very truly yours,

/s/ Brian J. Montana

Brian J. Montana, Esq.
Wells Fargo Legal Department

Enclosures

cc: Marco E. Adelphio, Esq.